Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning balance	566,045	566,045	843,648
Number of Options, Granted			54,909
Number of Options, Forfeited/Expired	(85,342)
Number of Options, Exercised
Number of Options Outstanding, Ending balance	480,703	566,045	566,045
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 14.80	$ 16.43	$ 16.41
Weighted Average Exercise Price, Granted			19.70
Weighted Average Exercise Price, Forfeited/Expired	16.19
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding, Ending balance	$ 14.55	$ 14.80	$ 16.43
Weighted Average Life (Years), Outstanding, Beginning balance	4 years 7 months 6 days	6 years 6 months 21 days	7 years 6 months 18 days
Weighted Average Life (Years), Outstanding. Ending balance	5 years 1 month 24 days	4 years 7 months 6 days	6 years 6 months 21 days
Aggregate Intrinsic Value, Outstanding, Beginning balance			$ 4,373,120
Aggregate Intrinsic Value, Outstanding, Ending balance